Shareholders' Equity - Earnings Per Share (Details) - SEK (kr) kr / shares in Units, kr in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Shareholders' Equity
Loss per share before and after dilution (SEK)	kr (3.95)	kr (2.62)	kr (9.84)
Weighted-average number of shares outstanding for the period, before and after dilution	52,381,402	49,941,584	50,829,255
Reserves for translation from foreign operations	kr (1,200)	kr 6,277	kr (20,111)
Common shares under registration	830,586